Cover	Jan. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2024
Entity File Number	0-26770
Entity Registrant Name	NOVAVAX, INC.
Entity Central Index Key	0001000694
Entity Tax Identification Number	22-2816046
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	700 Quince Orchard Road
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	240
Local Phone Number	268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01 per share
Trading Symbol	NVAX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false